Financial liabilities - Schedule of Conditional Advances and Interest-Free Loans from Government and Public Authorities (Details) - Conditional advances and loans from Government and Public Authorities
€ in Thousands
6 Months Ended
Jun. 30, 2024 EUR (€)
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	€ 38,873
Impact of accretion, discounting and catch-up	(2,705)
Accumulated fixed and variable interest expense accrual	3,705
Repayment	(739)
Liabilities arising from financing activities at end of period	39,134
Bpifrance advance
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	2,066
Impact of accretion, discounting and catch-up	6
Accumulated fixed and variable interest expense accrual	15
Repayment	(250)
Liabilities arising from financing activities at end of period	1,837
Interest-free Bpifrance loan
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	0
Impact of accretion, discounting and catch-up	0
Accumulated fixed and variable interest expense accrual	0
Repayment	0
Liabilities arising from financing activities at end of period	0
Curadigm Bpifrance advance
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	397
Impact of accretion, discounting and catch-up	10
Accumulated fixed and variable interest expense accrual	0
Repayment	(25)
Liabilities arising from financing activities at end of period	382
EIB loan
Changes in liabilities arising from financing activities
Liabilities arising from financing activities at beginning of period	36,409
Impact of accretion, discounting and catch-up	(2,722)
Accumulated fixed and variable interest expense accrual	3,691
Repayment	(464)
Liabilities arising from financing activities at end of period	€ 36,914